Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge, loss (gain)	CAD 21,932	CAD (2,592)
Amortization of cash flow hedge	(36)	(32)
Loss (gain) reclassified from AOCI	(5,731)	5,423
Loss (gain) reclassified from AOCI	16,165	2,799
Less noncontrolling interest	0	5,982
OCI attributable to shareholders of APUC	CAD 16,165	CAD 8,781